Shareholders' equity and share-based payments - Share cancellation (Details) - Treasury shares - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Shareholders' equity
Cancellation of treasury shares	23,284,409	65,109,435
Buyback - cancellation of dilution		34,860,133
Buyback - shareholder return policy	23,284,409	30,249,302
Percentage of the share capital cancelled	0.88%	2.44%